Business Combinations Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RDX Asset acquisition [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years 5 months
Identifiable Intangible Assets	$ 670
Overland [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired		$ 33,406
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		16 years 7 months
Indefinite-lived Intangible Assets Acquired		$ 26,970
Identifiable Intangible Assets		60,376
Channel partner relationships [Member] | Overland [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired		$ 17,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		25 years
Developed Technology Rights [Member] | RDX Asset acquisition [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 190
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 months
Developed Technology Rights [Member] | Overland [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired		$ 15,590
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		7 years 11 months
Customer-Related Intangible Assets [Member] | RDX Asset acquisition [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 480
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	21 years 4 months
Customer-Related Intangible Assets [Member] | Overland [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired		$ 816
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		9 years